Summary of Purchased Certain Machinery and Equipment under Two Note Payable Agreements (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Note Payable, 15.2% Interest
Debt Instrument [Line Items]
Notes payable, interest rate	15.20%
Notes payable, monthly payments	$ 1,328
Maturity date of notes	Feb. 06, 2016
Note Payable, 10.0% Interest
Debt Instrument [Line Items]
Notes payable, interest rate	10.00%
Notes payable, monthly payments	$ 3,161
Maturity date of notes	Jan. 01, 2016